FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 4,561,531
Private warrants | Level 3
Fair value by hierarchy
Financial liabilities, at fair value		$ 1,686,643
Mutual funds | Level 1
Fair value by hierarchy
Financial assets, at fair value	14,496,736	22,346,409
Other financial assets | Level 1
Fair value by hierarchy
Financial assets, at fair value		16,640,965
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 7,316,388	$ 7,768,410